Commitments and Contingencies - Summary of Future minimum payments (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 8,066	$ 161,963
2018	0	0
2019	0	0
2020	0	0
2021	0	0
Thereafter	0	0
Total	$ 8,066	$ 161,963